Subsidiary Guarantors	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Subsidiary Guarantors
SUBSIDIARY GUARANTORS

Performance of the Company's obligations under the senior notes, including any repurchase obligations resulting from a change of control, is fully and unconditionally guaranteed, jointly and severally, on an unsecured basis, by each of HII's existing and future domestic restricted subsidiaries that guarantees debt under the Credit Facility. The guarantees rank equally with all other unsecured and unsubordinated indebtedness of the Subsidiary Guarantors. The Subsidiary Guarantors are each directly or indirectly 100% owned by HII.

Set forth below are the condensed consolidating statements of operations and comprehensive income for the years ended December 31, 2013 and 2012, condensed consolidating statements of financial position as of December 31, 2013, and December 31, 2012, and the condensed consolidating statements of cash flows for the years ended December 31, 2013 and 2012, for HII, its aggregated subsidiary guarantors and its aggregated non-guarantor subsidiaries:

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	Year Ended December 31, 2013
($ in millions)	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Sales and service revenues
Product sales	$—	$5,801	$—	$—	$5,801
Service revenues	—	1,019	24	(24)	1,019
Total sales and service revenues	—	6,820	24	(24)	6,820
Cost of sales and service revenues
Cost of product sales	—	4,695	—	—	4,695
Cost of service revenues	—	888	24	(24)	888
Income (loss) from operating investments, net	—	14	—	—	14
General and administrative expenses	—	739	—	—	739
Operating income (loss)	—	512	—	—	512
Interest expense	(110)	(8)	—	—	(118)
Equity in earnings (loss) of subsidiaries	334	—	—	(334)	—
Earnings (loss) before income taxes	224	504	—	(334)	394
Federal income taxes	(37)	170	—	—	133
Net earnings (loss)	$261	$334	$—	$(334)	$261
Other comprehensive income (loss), net of tax	705	705	—	(705)	705
Comprehensive income (loss)	$966	$1,039	$—	$(1,039)	$966

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	Year Ended December 31, 2012
($ in millions)	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Sales and service revenues
Product sales	$—	$5,755	$—	$—	$5,755
Service revenues	—	953	19	(19)	953
Total sales and service revenues	—	6,708	19	(19)	6,708
Cost of sales and service revenues
Cost of product sales	—	4,827	—	—	4,827
Cost of service revenues	—	802	19	(19)	802
Income (loss) from operating investments, net	—	18	—	—	18
General and administrative expenses	—	739	—	—	739
Operating income (loss)	—	358	—	—	358
Interest expense	(111)	(6)	—	—	(117)
Equity in earnings (loss) of subsidiaries	213	—	—	(213)	—
Earnings (loss) before income taxes	102	352	—	(213)	241
Federal income taxes	(44)	139	—	—	95
Net earnings (loss)	$146	$213	$—	$(213)	$146
Other comprehensive income (loss), net of tax	(364)	(364)	—	364	(364)
Comprehensive income (loss)	$(218)	$(151)	$—	$151	$(218)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	Year Ended December 31, 2011
($ in millions)	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Sales and service revenues
Product sales	$—	$5,676	$—	$—	$5,676
Service revenues	—	899	—	—	899
Total sales and service revenues	—	6,575	—	—	6,575
Cost of sales and service revenues
Cost of product sales	—	4,794	—	—	4,794
Cost of service revenues	—	777	—	—	777
Income (loss) from operating investments, net	—	20	—	—	20
General and administrative expenses	—	634	—	—	634
Goodwill impairment	—	290	—	—	290
Operating income (loss)	—	100	—	—	100
Interest expense	(89)	(15)	—	—	(104)
Equity in earnings (loss) of subsidiaries	(42)	—	—	42	—
Earnings (loss) before income taxes	(131)	85	—	42	(4)
Federal income taxes	(31)	127	—	—	96
Net earnings (loss)	$(100)	$(42)	$—	$42	$(100)
Other comprehensive income (loss), net of tax	(330)	(330)	—	330	(330)
Comprehensive income (loss)	$(430)	$(372)	$—	$372	$(430)

CONDENSED CONSOLIDATING STATEMENTS OF FINANCIAL POSITION

	December 31, 2013
($ in millions)	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current Assets
Cash and cash equivalents	$1,042	$—	$1	$—	$1,043
Accounts receivable, net	—	1,123	—	—	1,123
Inventoried costs, net	—	311	—	—	311
Deferred income taxes	—	170	—	—	170
Prepaid expenses and other current assets	—	30	5	(6)	29
Total current assets	1,042	1,634	6	(6)	2,676
Property, plant, and equipment, net	—	1,897	—	—	1,897
Other Assets
Goodwill	—	881	—	—	881
Other purchased intangibles, net of accumulated amortization	—	528	—	—	528
Pension plan asset	—	124	—	—	124
Miscellaneous other assets	35	84	—	—	119
Investment in subsidiaries	3,295	—	—	(3,295)	—
Intercompany receivables	—	1,152	—	(1,152)	—
Total other assets	3,330	2,769	—	(4,447)	1,652
Total assets	$4,372	$6,300	$6	$(4,453)	$6,225

Liabilities and Stockholders' Equity
Current Liabilities
Trade accounts payable	$—	$337	$—	$—	$337
Accrued employees’ compensation	—	230	—	—	230
Current portion of long-term debt	79	—	—	—	79
Current portion of workers’ compensation liabilities	—	230	—	—	230
Current portion of postretirement plan liabilities	—	139	—	—	139
Advance payments and billings in excess of revenues	—	115	—	—	115
Other current liabilities	25	237	6	(6)	262
Total current liabilities	104	1,288	6	(6)	1,392
Long-term debt	1,595	105	—	—	1,700
Other postretirement plan liabilities	—	477	—	—	477
Pension plan liabilities	—	529	—	—	529
Workers’ compensation liabilities	—	419	—	—	419
Deferred tax liabilities	—	83	—	—	83
Other long-term liabilities	—	104	—	—	104
Intercompany liabilities	1,152	—	—	(1,152)	—
Total liabilities	2,851	3,005	6	(1,158)	4,704
Stockholders’ equity	1,521	3,295	—	(3,295)	1,521
Total liabilities and stockholders’ equity	$4,372	$6,300	$6	$(4,453)	$6,225
CONDENSED CONSOLIDATING STATEMENTS OF FINANCIAL POSITION

	December 31, 2012
($ in millions)	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current Assets
Cash and cash equivalents	$1,056	$—	$1	$—	$1,057
Accounts receivable, net	—	905	—	—	905
Inventoried costs, net	—	288	—	—	288
Deferred income taxes	—	213	—	—	213
Prepaid expenses and other current assets	—	22	4	(5)	21
Total current assets	1,056	1,428	5	(5)	2,484
Property, plant, and equipment, net	—	2,034	—	—	2,034
Other Assets
Goodwill	—	881	—	—	881
Other purchased intangibles, net of accumulated amortization	—	548	—	—	548
Miscellaneous other assets	39	406	—	—	445
Investment in subsidiaries	2,282	—	—	(2,282)	—
Intercompany receivables	—	960	—	(960)	—
Total other assets	2,321	2,795	—	(3,242)	1,874
Total assets	$3,377	$6,257	$5	$(3,247)	$6,392

Liabilities and Stockholders' Equity
Current Liabilities
Trade accounts payable	$—	$377	$—	$—	$377
Accrued employees’ compensation	—	235	—	—	235
Current portion of long-term debt	51	—	—	—	51
Current portion of workers’ compensation liabilities	—	216	—	—	216
Current portion of postretirement plan liabilities	—	166	—	—	166
Advance payments and billings in excess of revenues	—	134	—	—	134
Other current liabilities	25	180	5	(5)	205
Total current liabilities	76	1,308	5	(5)	1,384
Long-term debt	1,674	105	—	—	1,779
Other postretirement plan liabilities	—	799	—	—	799
Pension plan liabilities	—	1,301	—	—	1,301
Workers’ compensation liabilities	—	403	—	—	403
Other long-term liabilities	—	59	—	—	59
Intercompany liabilities	960	—	—	(960)	—
Total liabilities	2,710	3,975	5	(965)	5,725
Stockholders’ equity	667	2,282	—	(2,282)	667
Total liabilities and stockholders’ equity	$3,377	$6,257	$5	$(3,247)	$6,392

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2013
($ in millions)	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(72)	$308	$—	$—	$236
Investing Activities
Additions to property, plant, and equipment	—	(139)	—	—	(139)
Proceeds from insurance settlement	—	58	—	—	58
Net cash provided by (used in) investing activities	—	(81)	—	—	(81)
Financing Activities
Repayment of long-term debt	(51)	—	—	—	(51)
Debt issuance costs	(5)	—	—	—	(5)
Repurchases of common stock	(119)	—	—	—	(119)
Dividends paid	(25)	—	—	—	(25)
Proceeds from stock option exercises	7	—	—	—	7
Excess tax benefit related to stock-based compensation	—	24	—	—	24
Cash sweep/funding by parent	251	(251)	—	—	—
Net cash provided by (used in) financing activities	58	(227)	—	—	(169)
Change in cash and cash equivalents	(14)	—	—	—	(14)
Cash and cash equivalents, beginning of period	1,056	—	1	—	1,057
Cash and cash equivalents, end of period	$1,042	$—	$1	$—	$1,043

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2012
($ in millions)	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(62)	$393	$1	$—	$332
Investing Activities
Additions to property, plant, and equipment	—	(162)	—	—	(162)
Net cash provided by (used in) investing activities	—	(162)	—	—	(162)
Financing Activities
Repayment of long-term debt	(29)	—	—	—	(29)
Repurchases of common stock	(1)	—	—	—	(1)
Dividends paid	(5)	—	—	—	(5)
Proceeds from stock option exercises	7	—	—	—	7
Cash sweep/funding by parent	231	(231)	—	—	—
Net cash provided by (used in) financing activities	203	(231)	—	—	(28)
Change in cash and cash equivalents	141	—	1	—	142
Cash and cash equivalents, beginning of period	915	—	—	—	915
Cash and cash equivalents, end of period	$1,056	$—	$1	$—	$1,057

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2011
($ in millions)	Huntington Ingalls Industries, Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(47)	$575	$—	$—	$528
Investing Activities
Additions to property, plant, and equipment	—	(197)	—	—	(197)
Net cash provided by (used in) investing activities	—	(197)	—	—	(197)
Financing Activities
Proceeds from issuance of long-term debt	1,775	—	—	—	1,775
Repayment of long-term debt	(22)	—	—	—	(22)
Debt issuance costs	(54)	—	—	—	(54)
Repayment of notes payable to former parent and accrued interest	—	(954)	—	—	(954)
Dividend to former parent in connection with spin-off	(1,429)	—	—	—	(1,429)
Proceeds from stock option exercises	2	—	—	—	2
Net transfers from (to) former parent	—	1,266	—	—	1,266
Cash sweep/funding by parent	690	(690)	—	—	—
Net cash provided by (used in) financing activities	962	(378)	—	—	584
Change in cash and cash equivalents	915	—	—	—	915
Cash and cash equivalents, beginning of period	—	—	—	—	—
Cash and cash equivalents, end of period	$915	$—	$—	$—	$915